INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
INVESTMENT SECURITIES [Abstract]
Realized investment security gains	$ 0	$ 0	$ 46
Proceeds from sale of held to maturity securities			337
Realized gain on held to maturity securities			1
Proceeds from investment securities	$ 0	$ 0	$ 7,200